Reserve for Share-Based Payments (Details) - Schedule of information of stock options outstanding	12 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule of Information of Stock Options Outstanding [Abstract]
Number of options outstanding	1,620,489
Number of options exercisable	1,070,245
Exercise price (in Dollars per share) | $ / shares	$ 7.23
Weighted average remaining contractual life	3 years 3 months 7 days
May 24, 2023 [Member]
Schedule of Information of Stock Options Outstanding [Abstract]
Number of options outstanding	520,000
Number of options exercisable	520,000
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining contractual life	10 months 24 days
November 18, 2026 [Member]
Schedule of Information of Stock Options Outstanding [Abstract]
Number of options outstanding	1,100,489
Number of options exercisable	550,245
Exercise price (in Dollars per share) | $ / shares	$ 7.5
Weighted average remaining contractual life	4 years 4 months 20 days